Non-controlling interests - Schedule of ownership interests in subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Ownership interests in subsidiaries
Net income attributable to Vipshop Holdings Limited's shareholders	$ 576,982	¥ 4,016,832	¥ 2,128,787	¥ 1,949,655
Increase (decrease) in the Company's additional paid-in capital in relation to the acquisitions of additional equity interests in subsidiaries		(10,497)	(5,935)	9,914
Decrease in the Company's additional paid-in capital in relation to contribution to its subsidiary		(97,875)
Net transfers from (to) non-controlling interests		(108,372)	(5,935)	9,914
Changes from net income attributable to Vipshop Holdings Limited's shareholders and transfers from (to) non-controlling interests		¥ 3,908,460	¥ 2,122,852	¥ 1,959,569